Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gain on investments	$ 9.4	$ 0.8	$ 1.4
Tax effect	(2.8)	(0.3)	(0.5)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	6.6	0.5	0.9
Unrealized loss on derivative contracts	(32.3)	(27.1)	(73.4)
Tax effect	10.3	9.2	25.0
Accumulated net loss on derivative contracts included in accumulated other comprehensive loss	(22.0)	(17.9)	(48.4)
Actuarial loss	(722.5)	(465.1)	(444.7)
Prior service cost	(12.3)	(13.9)	(14.7)
Net initial obligation	(0.6)	(0.7)	(0.6)
Tax effect	257.3	167.3	159.9
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax, Total	(478.1)	(312.4)	(300.1)
Currency translation adjustment	274.5	371.1	383.8
Accumulated other comprehensive (loss) income	$ (219.0)	$ 41.3	$ 36.2